Average Annual Total Returns - FidelityShort-TermBondFund-RetailPRO - FidelityShort-TermBondFund-RetailPRO - Fidelity Short-Term Bond Fund	Oct. 30, 2023
Fidelity Short-Term Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(3.62%)
Past 5 years	0.91%
Past 10 years	0.93%
Fidelity Short-Term Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(4.04%)
Past 5 years	0.19%
Past 10 years	0.36%
Fidelity Short-Term Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.14%)
Past 5 years	0.41%
Past 10 years	0.47%
LB013
Average Annual Return:
Past 1 year	(3.69%)
Past 5 years	0.92%
Past 10 years	0.88%